Earnings/(Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings/(Loss) Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share

Basic and diluted loss per ordinary share for each of the period presented is calculated as follows:

	For the year ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerators
Net loss	(8,845)	(6,120)	(5,886)
Less: Net income allocated to Series Angel and Series Pre-A preferred share	—	—	—
Adjusted net loss	(8,845)	(6,120)	(5,886)
Denominators
Weighted average number of ordinary shares outstanding-Basic and diluted*	1,316,440	1,614,089	1,702,018
Loss per ordinary share-Basic and diluted	(6.7189)	(3.7916)	(3.4582)